Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Revenues:
Product sales	$ 20	$ 14	$ 462	$ 432	$ 116
Collaborative research and government grants	743	1,952	4,781	4,939	6,500
Total revenues	763	1,966	5,243	5,371	6,616
Cost and operating expenses:
Cost of product sales	1,309	700	6,245	2,384	2,492
Research and development	4,414	4,343	16,401	19,155	19,014
Selling, general and administrative	3,260	3,844	15,187	12,634	10,008
Total cost and operating expenses	8,983	8,887	37,833	34,173	31,514
Loss from operations	(8,220)	(6,921)	(32,590)	(28,802)	(24,898)
Interest expense		(1)	(46)	(560)	(456)
Interest income	16	29	126	39	7
Other expense				(84)	(11,020)
Loss before income taxes	(8,204)	(6,893)	(32,510)	(29,407)	(36,367)
Income tax (expense) benefit	(1)	(1)	(1)	(3)	31
Net Loss	$ (8,205)	$ (6,894)	$ (32,511)	$ (29,410)	$ (36,336)
Basic and diluted net loss per share attributable to common stockholders	$ (0.33)	$ (0.28)	$ (1.31)	$ (2.18)	$ (18.34)
Weighted average outstanding common shares used for net loss per share attributable to common stockholders:
Basic and diluted	25,106,690	24,693,303	24,796,030	13,488,336	1,981,627